INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS
Investment

	2011	2012
	RMB	RMB
Home Inns (equity method)	732,863,669	762,423,802
Hanting (available-for-sale)	492,658,379	585,540,705
Dining Secretary (available-for-sale)	65,414,773	60,234,118
Starway Hong Kong (equity method)	—	15,656,192
Others	14,208,222	13,393,132
Total net book value	1,305,145,043	1,437,247,949

Carrying amount and unrealized securities holding profit for equity method investment

	2011	2012
	RMB	RMB

Investment cost
Balance at beginning of year	603,656,113	576,296,429
Foreign currency translation	(27,359,684)	(5,586,601)
Total investment cost	576,296,429	570,709,828

Value booked under equity method
Share of profit on affiliated companies investments	167,175,531	206,428,719
Amortization of identifiable intangible assets, net of tax	(10,608,291)	(14,714,745)
Total booked value under equity method	156,567,240	191,713,974

Net book value	732,863,669	762,423,802

Financial information of investees

		2011	2012
		RMB (‘000)	RMB (‘000)

Current assets		1,908,389	1,480,017
Non-current assets		6,013,060	7,525,212
Current liabilities		1,462,735	1,927,080
Non-current liabilities		2,635,492	3,160,390
Retain earnings		1,051,065	1,018,922
Noncontrolling interest		12,705	10,975

	2010	2011	2012
Total revenues	3,068,313	3,447,769	5,613,953
Net Revenues	2,882,711	3,232,174	5,269,377
Income from operations	512,909	364,600	270,689
Net income	402,116	357,476	4,338
Net income/(loss) attributable to Home Inns Group’s shareholders	394,835	351,916	(395)